Subsequent Events - Additional Information (Detail) - Subsequent Event	Oct. 26, 2017 JPY (¥) shares
Subsequent Event [Line Items]
Treasury stock acquisition, period start date	Oct. 27, 2017
Treasury stock acquisition, period end date	Oct. 26, 2018
Method of acquisition	Market purchases on the Tokyo Stock Exchange
Maximum
Subsequent Event [Line Items]
Total number of shares to be acquired | shares	4,100,000
Total amount of shares to be acquired, value | ¥	¥ 8,500,000,000